Summary of Significant Accounting Policies (Details)				3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 16, 2026 USD ($)	Nov. 30, 2025 shares	Jun. 24, 2024 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) customer unit segment $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) segment $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares								$ 160
Cash equivalents				$ 0		$ 0		$ 0	$ 0
Cash				250,000		250,000		250,000
Excess amount						175,937		4,449,913
Allowance for credit losses				1,642,234		1,642,234		835,007	2,393,033	$ 32,457
Provision for credit losses				516,418	$ 125,964	872,122	$ 246,884	1,029,317	514,282
Total committed investment						749,800
Cash				$ 100,000		$ 100,000
Issuance of common stock shares (in Shares) | shares				22,500		22,500
Fixed asset recognition threshold						$ 1,000		$ 1,000
Number of reporting units						2		2
Amortization expense				$ 552,500	$ 552,500	$ 1,104,996	$ 1,104,998	$ 2,210,000	1,105,000
Smaller reporting company disclosure								The Company is also a “smaller reporting company,” meaning that either (i) the market value of our shares held by non-affiliates is less than $250 million or (ii) the market value of our shares held by non-affiliates is less than $700 million and our annual revenue was less than $100 million during the most recently completed fiscal year. The Company may continue to be a smaller reporting company if either (i) the market value of our shares held by non-affiliates is less than $250 million or (ii) our annual revenue was less than $100 million during the most recently completed fiscal year and the market value of our shares held by non-affiliates is less than $700 million.
Transaction expenses								$ 0	792,796
Allowance for credit losses, due to acquisition			$ 1,696,553					0	1,696,553
Contract liabilities								1,324,485	417,815
Non-cash goodwill impairment charges								56,675,210
Impairment of intangible assets other than goodwill								0	0
Impairment of long-lived								$ 0	$ 0
Number of reportable segments (in segment) | segment						2		2
Number of operating segments (in segment) | segment								2
Pre Funded Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Pre-funded warrants shares issued (in Shares) | shares		122,951
GoMyRx Inc [Member}
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of ownership interest	10.00%
Investment acquisition, purchase consideration	$ 2,000,000
Customer Concentration Risk [Member] | Three Customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage								45.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage						23.00%		43.00%
Customer Concentration Risk [Member] | Two Customers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage									24.00%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage									50.00%
Developed Technology Rights [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives, intangible assets				5 years		5 years		5 years
Customer Lists [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives, intangible assets				10 years		10 years		10 years
VSee Lab, Inc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage			53.80%					100.00%
Encompass Healthcare Billing, LLC [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage								100.00%
This American Doc, Inc [Member] | VSee Lab, Inc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage			53.80%
Interest Rate Floor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares				$ 160		$ 160
Initial Fixed Conversion Price [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares				160		160
Assumes Floor Conversion Price [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares				160		$ 160
Telehealth and Institutional Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of top customers						2		2
Subscription Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Term of contract								12 months
Notice period for cancelation of contract								30 days
Subscription, Professional And Technical Engineering Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Contract liabilities								$ 1,324,485	$ 417,815
Deferred revenue								$ 0	$ 69,999
Two Vendors [Member] | Supplier Concentration Risk [Member] | Accounts Payable And Accrued Liabilities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of suppliers								31
One Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable And Accrued Liabilities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage									22.00%
Number of suppliers								1
Minimum [Member] | Service Contracts With Hospitals Or Hospital Systems, Physician Practice Groups, And Other Users [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Term of contract						2 years		2 years
Minimum [Member] | Office and Medical Equipment, Furniture [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life								3 years
Maximum [Member] | Interest Rate Floor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares				$ 160		$ 160
Maximum [Member] | Service Contracts With Hospitals Or Hospital Systems, Physician Practice Groups, And Other Users [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Term of contract						3 years		3 years
Maximum [Member] | Office and Medical Equipment, Furniture [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life								10 years